1933 Act File No. 333-180225

1940 Act File No. 811-22678

As filed with the Securities and Exchange Commission on January 8, 2016

U.S. SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
PRE-EFFECTIVE AMENDMENT NO.	☐
POST-EFFECTIVE AMENDMENT NO. 19	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940

AMENDMENT NO. 20	☒

(CHECK APPROPRIATE BOX OR BOXES)

SALIENT MF TRUST

(EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

4265 SAN FELIPE, SUITE 800

HOUSTON, TEXAS 77027

(ADDRESS OF PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)

REGISTRANT’S TELEPHONE NUMBER, INCLUDING AREA CODE

(713) 993-4001

JOHN A. BLAISDELL

SALIENT MF TRUST

4265 SAN FELIPE, SUITE 800

HOUSTON, TEXAS 77027

(NAME AND ADDRESS OF AGENT FOR SERVICE)

COPIES OF COMMUNICATIONS TO:

GEORGE J. ZORNADA

K&L GATES LLP

ONE LINCOLN STREET

BOSTON, MASSACHUSETTS 02111-2950

It is proposed that this filing will become effective (check appropriate box):

☒	immediately upon filing pursuant to paragraph (b)
☐	on [ ] pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box: ☐ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(a) under the Securities Act and has duly caused this amended Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Houston and the State of Texas, on the 8th day of January, 2016.

SALIENT MF TRUST

By:	/s/ John A. Blaisdell
John A. Blaisdell, President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ John A. Blaisdell John A. Blaisdell	Trustee, President (Principal Executive Officer)	January 8, 2016

/s/ Jeremy L. Radcliffe Jeremy L. Radcliffe	Trustee, Secretary	January 8, 2016

/s/ Christopher R. Arnold Christopher R. Arnold	Treasurer (Principal Financial Officer)	January 8, 2016

/s/ Karin B. Bonding* Karin B. Bonding	Trustee	January 8, 2016

/s/ Jonathan P. Carroll* Jonathan P. Carroll	Trustee	January 8, 2016

/s/ Dr. Bernard A. Harris Jr.* Dr. Bernard A. Harris Jr.	Trustee	January 8, 2016

/s/ Richard C. Johnson* Richard C. Johnson	Trustee	January 8, 2016

/s/ G. Edward Powell* G. Edward Powell	Trustee	January 8, 2016

/s/ Scott E. Schwinger* Scott E. Schwinger	Trustee	January 8, 2016

* Power of Attorney

By: /s/ Jeremy L. Radcliffe Jeremy L. Radcliffe Attorney in Fact

Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

/s/ Haig G. Mardikian* Haig G. Mardikian	Trustee	January 8, 2016

/s/ Cecilia H. Herbert* Cecilia H. Herbert	Trustee	January 8, 2016

/s/ A. John Gambs* A. John Gambs	Trustee	January 8, 2016

/s/ Julie Allecta* Julie Allecta	Trustee	January 8, 2016

*	Power of Attorney

By:	/s/ Barbara Tolle
Barbara Tolle
Attorney in Fact

INDEX TO EXHIBITS

EX- 101. INS	XBRL Instance Document

EX- 101. SCH	XBRL Taxonomy Extension Schema Document

EX- 101. CAL	XBRL Taxonomy Extension Calculation Linkbase

EX- 101. DEF	XBRL Taxonomy Extension Definition Linkbase

EX- 101. LAB	XBRL Taxonomy Extension Labels Linkbase

EX- 101. PRE	XBRL Taxonomy Extension Presentation Linkbase